Notes Payable	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Notes Payable

9. Notes Payable

The following is a summary of the Company’s short-term and long-term debt obligations:

	December 31,
	2013	2014
Secured convertible note to a major shareholder. As of February 10, 2014, the secured convertible note was converted into common shares. (“2008 Convertible Note”) (See Note 10)	$1,400,000	$—
Unsecured convertible notes, issued under a note and warrant purchase agreement dated as of June 28, 2013, net of discounts related to warrants aggregating $874,158 and $0 at December 31, 2013 and 2014, respectively. Includes notes of $2,505,000 and $0 to a major shareholder at December 31, 2013 and 2014, respectively. As of February 10, 2014, the unsecured convertible notes were converted into common shares. (“2013 Convertible Bridge Notes”) (See Note 10)	4,115,842	—
Secured term loan agreement, net of discounts related to warrants and lender fees aggregating $0 and $268,678 at December 31, 2013 and 2014, respectively. (“April 2014 Credit Facility”) (see Note 7)	—	4,731,322
Other debt discount. As of February 10, 2014, the remaining unamortized portion of the other debt discount was reclassified to interest expense. (See Notes 8 and 10)	(315,243)	—

Total notes payable	5,200,599	4,731,322
Less current portion	5,200,599	—

Long-term portion	$—	$4,731,322

The Company was unable to make principal and interest payments on all outstanding notes payable and convertible notes payable except for the non-current balance of the 2013 Convertible Bridge Notes prior to the conversion of certain of the notes as of June 28, 2013. None of the lenders had sought any remedy for this default prior to the conversion of the notes as of June 28, 2013.

On June 28, 2013, approximately $20,231,000 of outstanding notes payable and $2,581,000 of accrued interest were converted into 42,245,834 preferred shares, in accordance with the provisions of the debt conversion agreements of that date.

In connection with the closing of the Company’s IPO on February 10, 2014, (i) the $1,400,000 principal amount and $233,982 of accrued interest related to the 2008 Convertible Note were converted at $10.00 per share into a total of 163,399 shares of common stock, (ii) the $5,165,000 principal amount and $313,017 of accrued interest related to the 2013 Convertible Bridge Notes were converted at $10.00 per share into a total of 547,794 shares of common stock, and (iii) derivative warrant liabilities of $1,562,968 associated with an aggregate of 258,249 common stock warrants related to the 2013 Convertible Bridge Notes were reclassified to additional paid-in capital when their underlying exercise price was fixed at $10.00 per share.

Total interest expense incurred for all notes, convertible notes, and the line of credit, including amortization of debt discounts, for the years ended December 31, 2013 and 2014 was approximately $1,964,000 and $1,768,000, respectively, of which approximately $516,000 and $88,000 was recorded as accrued interest as of December 31, 2013 and 2014, respectively.